Right-of-Use Assets and Operating Lease Liabilities (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of non-current assets held for sale and discontinued operations [text block] [Abstract]
Weighted average lease liabilities percentage	3.25%
Interest expense	$ 125,245
Depreciation expense related to right-of-use assets	$ 1,223,282